Financial Assets at Amortised Cost (Details) - Schedule of Instruments Classified as Debt Instruments at Amortized Cost - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt financial instruments
Debt instruments at fair value through other comprehensive income	$ 47,838,790	$ 42,443,725
Debt financial instruments [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	8,176,895	4,867,591
Debt financial instruments [Member] | Chilean Central Bank and Government securities [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	8,176,895	4,867,591
Interbank loans [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	68,438	32,990
Interbank loans [Member] | Foreign banks [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	68,438	32,990
Loans and account receivable from customers [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	39,593,457	37,543,144
Loans and account receivable from customers [Member] | Commercial loans [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	17,412,063	17,023,023
Loans and account receivable from customers [Member] | Mortgage loans [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	16,857,306	15,566,253
Loans and account receivable from customers [Member] | Consummer loans [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	$ 5,324,088	$ 4,953,868